STOCK-BASED COMPENSATION (Details Textual)							1 Months Ended											12 Months Ended
	Nov. 11, 2017 CNY (¥) shares	Nov. 11, 2017 USD ($) shares	Oct. 13, 2017 USD ($) $ / shares shares	Apr. 05, 2017 USD ($) $ / shares shares	Dec. 09, 2016 USD ($) $ / shares	Nov. 10, 2016 USD ($) $ / shares shares	Aug. 27, 2018	Nov. 17, 2017 shares	Jul. 27, 2017 shares	Apr. 24, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Jan. 23, 2017 shares	Oct. 27, 2016 shares	Jul. 27, 2016 USD ($) $ / shares shares	Oct. 18, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Jan. 31, 2015 $ / shares ¥ / shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 CNY (¥) shares	Jun. 30, 2016 CNY (¥)	Jun. 30, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																		0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				1 year			1 year
Stock Issued During Period, Shares, Issued for Services	221,268	221,268
Stock Issued During Period, Value, Issued for Services	¥ 1,554,908	$ 234,888																¥ 1,554,908	$ 234,888
Restricted Stock Closing Price | $ / shares					$ 1.35
Share-based Compensation																		¥ 840,286	$ 126,935	¥ 2,039,446	¥ 2,096,162
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $					$ 4,063,500
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																		1,563,667	1,563,667	508,909
December 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																		800,000	800,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																		900,000	900,000	5,466,000
Stock or Unit Option Plan Expense																		¥ 14,621,838	$ 2,208,804	¥ 12,904,723	3,595,146
Stock Issued During Period, Shares, Issued for Services														876,000
Stock Issued During Period, Value, Issued for Services | $														$ 963,600
Restricted Stock Closing Price | $ / shares														$ 1.10
Stock Issued During Period, Shares, Restricted Stock Award, Gross															800,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																		4,042,000	4,042,000
Shares, Outstanding																		1,563,667	1,563,667	508,909
Restricted Stock [Member] | July 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														1 year
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period													250,000
Restricted Stock [Member] | July 2016 [Member] | Consulting firm [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services														250,000
Stock Issued During Period, Value, Issued for Services | $														$ 275,000
Restricted Stock Closing Price | $ / shares														$ 1.10
Restricted Stock [Member] | November 2016 [Member] | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 months
Stock Issued During Period, Shares, Issued for Services						330,000
Stock Issued During Period, Value, Issued for Services | $						$ 300,993
Restricted Stock Closing Price | $ / shares						$ 0.9121
Restricted Stock [Member] | March 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											2 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								125,000
Restricted Stock [Member] | March 2017 [Member] | Consulting firm [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services								100,000			200,000
Stock Issued During Period, Value, Issued for Services | $											$ 256,020
Restricted Stock Closing Price | $ / shares											$ 1.2801
Restricted Stock [Member] | April 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				300,000
Restricted Stock [Member] | April 2017 [Member] | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services				300,000						500,000
Stock Issued During Period, Value, Issued for Services | $				$ 390,000						$ 555,050
Restricted Stock Closing Price | $ / shares				$ 1.30						$ 1.101
Restricted Stock [Member] | October 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares			$ 1.02
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $			$ 919,800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			900,000
Restricted Stock For Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																		9 months	9 months
Stock or Unit Option Plan Expense																		¥ 3,050,896	$ 460,874	¥ 8,399,240	2,287,415
Share-based Compensation																		¥ 660,000	$ 100,000
Employees And Non Employee Director [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares															$ 0.88
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $															$ 704,000
Employees And Non Employee Director [Member] | Restricted Stock [Member] | October 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																				260,332
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																				520,667
Senior Manager [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																		1 year 3 months 22 days	1 year 3 months 22 days
Share-based Compensation																		¥ 18,570,000	$ 2,800,000
Management [Member] | Performance Shares [Member] | December 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period												3,010,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																		2,210,000	2,210,000			2,210,000
Mr Yin Shenping [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																150,000
Mr. Chen Guangqiang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Granted, Value, Share-based Compensation, Net of Forfeitures | $																$ 495,000
Restricted Stock Closing Price | $ / shares																$ 1.65	$ 1.65
Stock Issued During Period, Shares, Restricted Stock Award, Gross																150,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense																		¥ 840,286	$ 126,935	¥ 2,039,446	¥ 2,096,162
Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																400,000
Exercise price (per share) | $ / shares																$ 1.65	$ 1.65
Share Based Compensation Arrangement By Share Based Payment Award Expiration Date																Jan. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | (per share)																$ 1.65	$ 10.13
Share-based Compensation Award, Tranche One [Member] | Employees And Non Employee Director [Member] | Restricted Stock [Member] | October 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																				19,000
Share-based Compensation Award, Tranche One [Member] | Employees [Member] | Restricted Stock [Member] | July 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																		596,667	596,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period									298,333
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period														19,000